Post-balance sheet events	12 Months Ended
Mar. 31, 2024
Post-balance sheet events
Post-balance sheet events	25. Post-balance sheet events In May 2024, the Company announced and launched a €700m share buyback program (including Ordinary Shares underlying ADRs).